Variable interest entities (VIE) - Consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 114,049	SFr 94,210	SFr 92,328	SFr 104,054	SFr 79,349
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	122,068	136,211	123,049
Trading assets	177,619	187,550	190,737
Investment securities	2,611	3,143	3,090
Other investments	6,149	6,294	7,021
Net loans	273,835	270,248	272,995
Premises and equipment	4,693	4,609	4,644
Other assets	46,283	44,627	58,017
of which loans held-for-sale	12,782	12,981	25,839
Customer deposits	347,559	344,545	342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,499	40,150	46,598
Trading liabilities	51,682	53,582	48,971
Short-term borrowings	11,178	14,768	8,657
Long-term debt	200,226	183,490	197,608
Other liabilities	39,525	40,315	42,231
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	489	314	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	53
Trading assets	3,475	3,144	2,372
Investment securities	544	1,066	1,009
Other investments	1,955	2,175	1,986
Net loans	360	353	1,312
Premises and equipment	282	288	327
Other assets	2,503	3,778	14,451
of which loans held-for-sale	251		11,275
Total assets of consolidated VIEs	9,608		23,203
Trading liabilities	137	22	27
Short-term borrowings	1	34	81
Long-term debt	1,780	2,147	14,826
Other liabilities	241	SFr 1,115	836
Total liabilities of consolidated VIEs	2,159		15,770
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	54		1,351
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions			0
Trading assets	0		283
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	0		10,839
of which loans held-for-sale	0		10,790
Total assets of consolidated VIEs	54		12,473
Trading liabilities	0		8
Short-term borrowings	0		0
Long-term debt	68		12,428
Other liabilities	0		51
Total liabilities of consolidated VIEs	68		12,487
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	99		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions			53
Trading assets	0		49
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	0		123
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	99		225
Trading liabilities	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		3
Total liabilities of consolidated VIEs	0		3
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	88		21
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions			0
Trading assets	88		0
Investment securities	544		1,009
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	1,230		1,671
of which loans held-for-sale	240		469
Total assets of consolidated VIEs	1,950		2,701
Trading liabilities	0		0
Short-term borrowings	0		81
Long-term debt	1,490		2,128
Other liabilities	1		3
Total liabilities of consolidated VIEs	1,491		2,212
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	151		9
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions			0
Trading assets	928		941
Investment securities	0		0
Other investments	118		0
Net loans	0		0
Premises and equipment	0		0
Other assets	37		0
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	1,234		950
Trading liabilities	119		0
Short-term borrowings	1		0
Long-term debt	81		125
Other liabilities	20		1
Total liabilities of consolidated VIEs	221		126
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	85		93
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions			0
Trading assets	1,080		1,001
Investment securities	0		0
Other investments	1,534		1,553
Net loans	29		27
Premises and equipment	282		327
Other assets	87		83
of which loans held-for-sale	10		16
Total assets of consolidated VIEs	3,097		3,084
Trading liabilities	18		18
Short-term borrowings	0		0
Long-term debt	138		136
Other liabilities	140		135
Total liabilities of consolidated VIEs	296		289
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	12		219
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions			0
Trading assets	1,379		98
Investment securities	0		0
Other investments	303		433
Net loans	331		1,285
Premises and equipment	0		0
Other assets	1,149		1,735
of which loans held-for-sale	1		0
Total assets of consolidated VIEs	3,174		3,770
Trading liabilities	0		1
Short-term borrowings	0		0
Long-term debt	3		9
Other liabilities	80		643
Total liabilities of consolidated VIEs	83		653
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	112,000		90,521	SFr 102,358	SFr 78,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	122,436		123,436
Trading assets	177,733		191,096
Investment securities	2,236		2,698
Other investments	5,885		6,787
Net loans	256,513		254,915
Premises and equipment	4,496		4,439
Other assets	46,189		57,910
Customer deposits	336,063		331,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,499		46,598
Trading liabilities	51,692		49,054
Short-term borrowings	11,178		8,657
Long-term debt	194,603		192,094
Other liabilities	SFr 39,336		SFr 41,715